Mining concessions, development costs, right-of-use assets, property, plant and equipment, net - Estimates prices for the current and long-term periods (Details)	Dec. 31, 2021 $ / oz $ / t	Dec. 31, 2020 $ / t $ / oz
Less than 1 year | Gold per ounce [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	1,700	1,800
Less than 1 year | Silver [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	24.00	23.00
Less than 1 year | Copper [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / t	8,500	7,250
Less than 1 year | Lead [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / t	2,600	1,850
Between 1 and 2 years [member] | Gold per ounce [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	1,764	1,747
Between 1 and 2 years [member] | Silver [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	27.30	21.20
Between 1 and 2 years [member] | Copper [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / t	8,705	7,083
Between 1 and 2 years [member] | Lead [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / t	2,600	2,056